As filed with the Securities and Exchange                                         Registration No. 333-134760

Commission on October 1, 2021                                                        Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 26 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _____________, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium, Group, Deferred Combination Variable and Fixed Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2021 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 26 by reference to Registrant’s filing under rule 485(b) as filed on April 6, 2021.

A supplement dated October 1, 2021 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 26.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

UNIVERSITY OF TEXAS SYSTEM RETIREMENT PROGRAMS

Supplement dated October 1, 2021 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2021

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus and contract prospectus summary, as applicable.

_________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE

ADDITION OF CERTAIN FUNDS

The following funds have been added as available variable investment options under the contracts:

The Funds

Vanguard® Institutional Target Retirement 2015 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2020 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2025 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2030 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2035 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2040 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2045 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2050 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2055 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2060 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement 2065 Fund (Institutional Shares)*

Vanguard® Institutional Target Retirement Income Fund (Institutional Shares)*

____________________

*  This fund is available to the general public. See “FEDERAL TAX CONSIDERATIONS - Section 403(b) and Roth 403(b) Tax-Deferred Annuities” in your contract prospectus and contract prospectus summary for a discussion of investing in one of the public funds under a 403(b) annuity contract.

IMPORTANT INFORMATION REGARDING FUND CLOSURES

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Solution 2025 Portfolio, Voya Solution 2035 Portfolio,
Voya Solution 2045 Portfolio, Voya Solution 2055 Portfolio and the Voya Solution Income Portfolio.

The subaccounts that invest in the Voya Solution 2025 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2055 Portfolio and the Voya Solution Income Portfolio (the “Portfolios”) are closed to investment by new investors.

X.134760-21	Page 1 of 3	October 2021

NOTICE OF UPCOMING FUND ADDITIONS

The following is summary information regarding the Vanguard® funds and is added to APPENDIX II - FUND DESCRIPTIONS in your contract prospectus and contract prospectus summary:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Vanguard® Institutional Target Retirement 2015 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2020 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2025 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2030 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2035 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2040 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2045 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2050 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2055 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.

X.134760-21	Page 2 of 3	October 2021

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Vanguard® Institutional Target Retirement 2060 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement 2065 Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide capital appreciation and current income consistent with its current asset allocation.
Vanguard® Institutional Target Retirement Income Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide current income and some capital appreciation.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.134760-21	Page 3 of 3	October 2021

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2020
-	Statements of Operations for the year ended December 31, 2020
-	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2020 and 2019
-	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(4.1)	Variable Annuity Contract G-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(4.3)

Variable Annuity Contract Certificate C-CDA(12/99)(TX-GE)-18 · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 23, 2019.

(4.4)

Endorsement (EEGTRRA-HEG(01)) to Contract (G-CDA(12/99)(TX-GE) and Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.5)

Endorsement (E-GLOANA(1/02)-TX) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(4.6)

Endorsement (E-LNDFLT(1/04)) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(4.7)

Endorsement E-R403B-05 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.

(4.8)

Endorsement E-MMGDB(12/99) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.9)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.10)

Endorsement (E-TXUT-415(m)06) to Contract G-CDA(12/99) (TX-GE) and Contract Certificate (C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12, 2007.

(4.11)

Endorsement E-MMLOAN (12/99)(A) to Contract G-CDA(12/99) (TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(4.12)

Endorsement E-403bTERM-08 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 14, 2009.

(4.13)

Endorsement E-403bR-09 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 14, 2009.

(4.14)

Endorsement E-TPA-08 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 14, 2009.

(4.15)

Endorsement E-RO457-11 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(4.16)	Endorsement EVNMCHG (09/14) for name change · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 13, 2015.
(4.17)

Endorsement E-GMIRMM-17 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 10, 2018.

(4.18)

Endorsement E-GMIRMM-18(TX)(G) to Contract Certificate C-CDA(12/99)(TX-GE)-18 · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 23, 2019.

(4.19)

Endorsement E-DCSECURE-20(TX) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 6, 2021.

(4.20)

Contract Schedule I Accumulation Phase (Retirement Master) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(4.21)

Contract Schedule I Accumulation Phase (Voluntary TDA Plus) to Contract G-CDA(12/99)(TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(5)

Variable Annuity Contract Application (155634 (01/14)) · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.2)

(Retail) Selling Group Agreement with Aetna Investment Services, Inc. and American Funds Distributors, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.3)

(Retail) Supplemental Selling Group Agreement with Aetna Investment Services, Inc. and American Funds Distributors, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.4)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 and effective as of January 1, 2003 to the Selling Group Agreement with ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.) and American Funds Distributors, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.5)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.6)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and amended on June 26, 2009 · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.7)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.8)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.

(8.9)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.10)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.11)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.12)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.13)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.14)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.15)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.16)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.17)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.18)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.19)

(Retail) Pax revised Schedule A as of June 29, 2018, to the Selling and Services Agreement and Fund Participation Agreement · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.20)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.21)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.22)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.23)

Participation Agreement made and entered into on March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.24)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.25)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.26)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.27)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on April 1, 2008 and February 18, 2009 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.28)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.29)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.30)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp. · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.31)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.32)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.33)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	Work at Home, Washington	Director and President

Name	Principal Business Address	Positions and Offices with Depositor
Michael S. Smith	Work at Home, Pennsylvania	Director, Chairman and Executive Vice President
Robert L. Grubka	20 Washington Avenue South Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz	Work at Home, Pennsylvania	Director, Chief Financial Officer and Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill	Work at Home, Massachusetts	Director, Senior Vice President and Chief Risk Officer
Mona Zielke	20 Washington Avenue South Minneapolis, MN 55401	Director and Vice President
Larry N. Port	One Orange Way Windsor, CT 06095-4774	Executive Vice President and Chief Legal Officer
C. Landon Cobb, Jr.	Work at Home, Georgia	Senior Vice President and Chief Accounting Officer
William S. Harmon	Work at Home, Colorado	Senior Vice President
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Michele M. White	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Rachel M. Reid	Work at Home, Georgia	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	Work at Home, Virginia	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Wayne M. Forlines	Work at Home, Georgia	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home, Maine	Vice President
Niccole A. Peck	Work at Home, Georgia	Vice President and Assistant Treasurer
Kyle A. Puffer	Work at Home, Connecticut	Vice President and Appointed Actuary
Kevin J. Reimer	Work at Home, Georgia	Vice President and Treasurer
John Thistle	Work at Home, Massachusetts	Vice President

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

06-30-2021

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

06/30/21	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*a) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

06/30/21	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*b) Non-Insurer (Delaware)

Oconee Real Estate Holdings LLC (*c) Non-Insurer (Delaware ) 85-15787

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

06/30/21	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

IIPS of Florida, LLC Non-Insurer (Florida)

06/30/21	Voya Special Investments, Inc. (*d) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*b  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*c  Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 29% by ReliaStar Life Insurance Company, owned 8.5% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*d  Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*e  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.   Number of Contract Owners

As of August 31, 2021, there were 300,764 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	Work at Home, Connecticut	Director and Managing Director
Andre D. Robinson	Work at Home, Pennsylvania	Director
Bridget J. A. Witzeman	Work at Home, Ohio	Managing Director
Rajat P. Badhwar	Work at Home, Virginia	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	Work at Home, Connecticut	Chief Financial Officer
Frederick H. Bohn	Work at Home, Massachusetts	Assistant Chief Financial Officer
Francis G. O’Neill	Work at Home, Massachusetts	Senior Vice President and Chief Risk Officer
Melissa A. O’Donnell	Work at Home, Minnesota	Secretary
M. Bishop Bastien	Work at Home, California	Vice President
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg	Work at Home, California	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Andrew M. Kallenberg	Work at Home, Georgia	Vice President, Corporate Tax
Carol B. Keen	Work at Home, Maine	Vice President
George D. Lessner, Jr.	Work at Home, Texas	Vice President
David J. Linney	2925 Richmond Ave., Suite 1200 Houston, TX 77098	Vice President
Laurie A. Lombardo	One Orange Way Windsor, CT 06095-4774	Vice President
Benjamin W. Moy	Work at Home, Massachusetts	Vice President
Niccole A. Peck	Work at Home, Georgia	Vice President and Assistant Treasurer
Kevin J. Reimer	Work at Home, Georgia	Vice President and Treasurer
Frank W. Snodgrass	Work at Home, Tennessee	Vice President
Scott W. Stevens	Work at Home, Massachusetts	Vice President
Tina M. Schultz	Work at Home, Minnesota	Assistant Secretary
Judson Bryant	Work at Home, Georgia	Tax Officer
Cindy S. Craytor	Work at Home, Georgia	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$67,609,346.50

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2020.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)    to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.  See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-134760) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 1st day of October, 2021.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Robert L. Grubka*	Director	)
Robert L. Grubka		)
)
Michael R. Katz*	Director and Chief Financial Officer	)
Michael R. Katz	(principal financial officer))
)
Heather H. Lavallee*	Director	)	October
Heather H. Lavallee		)	1, 2021
)
Francis G. O’Neill*	Director	)
Francis G. O’Neill		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

)
	Director	)
Mona Zielke		)
)
C. Landon Cobb, Jr.*	Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney